Subsequent Events - Additional Information (Details) - USD ($)				12 Months Ended
	Aug. 01, 2020	Feb. 07, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2012
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Drawn borrowing facilities				$ 66,250,000	$ 17,500,000
Extension of additional non-interest bearing loans				1 year
Proceeds of loans to repay				$ 20,000,000,000
Minera Exar S.A | JEMSE Arrangement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Rights granted to acquire equity interest in joint venture, percentage						8.50%
Minera Exar S.A | Ganfeng
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Non-interest-bearing loans				40,000,000,000
Events after reporting period
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proceeds of loans to repay	$ 20,000,000,000
Events after reporting period | Cauchari-Olaroz | Lithium Americas Holding
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Ownership interest in joint venture		49.00%
Events after reporting period | Bottom of Range
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Ownership interest in joint venture		50.00%
Events after reporting period | Top of Range | Cauchari-Olaroz
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Ownership interest in joint venture		51.00%
Events after reporting period | Ganfeng
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Cash consideration		$ 16,000,000
Events after reporting period | Minera Exar S.A | JEMSE Arrangement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Rights granted to acquire equity interest in joint venture, percentage		8.50%
Senior Credit Facility
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Drawn borrowing facilities				$ 205,000,000
Senior Credit Facility | Events after reporting period
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Borrowings obtained from drawdown of credit facility			$ 12,000,000
Drawn borrowing facilities			205,000,000
Limited Recourse Loan Facility | Events after reporting period
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Borrowings obtained from drawdown of credit facility			20,000,000
Drawn borrowing facilities			100,000,000
Additional drawdowns from credit facility			$ 2,200,000